Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2014	May 31, 2024	May 31, 2024
C000005044
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CCM Community Impact Bond Fund, CRA Shares
C000048038
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CCM Community Impact Bond Fund, Institutional Shares
C000048039
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CCM Community Impact Bond Fund, Retail Shares
Without Sales Load [Member] | C000005044
Average Annual Return [Line Items]
Average Annual Return, Percent	1.15%		(0.70%)	0.61%
Without Sales Load [Member] | C000048038
Average Annual Return [Line Items]
Average Annual Return, Percent	1.61%		(0.25%)	1.05%
Without Sales Load [Member] | C000048039
Average Annual Return [Line Items]
Average Annual Return, Percent	1.36%		(0.58%)	0.71%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	1.31%		(0.17%)	1.26%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	1.31%		(0.17%)	1.26%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	1.31%		(0.17%)	1.26%
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	2.00%		0.23%	1.25%
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	2.00%		0.23%	1.25%
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	2.00%		0.23%	1.25%